Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Class A shares Ordinary shares	Class B shares Ordinary shares	Total Ordinary Shares	Additional Par value	Additional Paid-in capital	(Accumulated deficits)/retained earnings	Accumulated other comprehensive income	Non- controlling interests	Statutory Reserve	Treasury Stock	Total
Balance at Dec. 31, 2019				$ 6	$ (6)	$ 1,340	$ (16)				$ 1,324
Balance (in Shares) at Dec. 31, 2019	46,051,534	16,409,405	62,460,939
Acquisition of China Rapid Finance				7	9,654						9,661
Acquisition of China Rapid Finance (in Shares)	66,700,624	5,935,606	72,636,230
Cash paid by investors pursuant to reverse acquisition					1,000						1,000
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020				19	38,425						38,444
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020 (in Shares)	186,363,343		186,363,343
Issuance of Class A Ordinary Shares and warrant				3	3,575						3,578
Issuance of Class A Ordinary Shares and warrant (in Shares)	52,000,000		26,000,000							(26,000,000)
Share based compensation granted to management				1	952		(2)				951
Share based compensation granted to management (in Shares)	2,501,484	2,123,641	4,625,125
Net loss						(7,509)					(7,509)
Foreign currency translation adjustments				24		94	756				874
Disposition of discontinued operation						11,913					11,913
Balance at Dec. 31, 2020				60	53,600	5,838	738				60,236
Balance (in Shares) at Dec. 31, 2020	353,616,985	24,468,652	352,085,637							(26,000,000)
Share-based compensation				12	33,141						33,153
Share-based compensation (in Shares)	47,587,500	73,253,873	120,841,373
Issuance of Class A Ordinary Shares and warrant				228	585,611						585,839
Issuance of Class A Ordinary Shares and warrant (in Shares)	2,636,058,227		1,965,258,227							(670,800,000)
Net loss						(52,625)		200			(52,425)
Foreign currency translation adjustments							3,392				3,392
Disposition of discontinued operation						3,374					3,374
Balance at Dec. 31, 2021				300	672,352	(43,413)	4,130	200			633,569
Balance (in Shares) at Dec. 31, 2021	3,037,262,712	97,722,525	2,438,185,237							(696,800,000)
Share-based compensation				39	14,675						14,714
Share-based compensation (in Shares)	287,611,141	100,440,000	388,051,141
Appropriation of statutory reserve						(59)			59
Issuance of Class A Ordinary Shares and warrant				36	18,427						18,463
Issuance of Class A Ordinary Shares and warrant (in Shares)	357,500,000		357,500,000
Net loss						(229,186)		(1,026)			(230,212)
Foreign currency translation adjustments				(1)	34		(27,530)				(27,497)
Disposition of discontinued operation						(261)					(261)
Balance at Dec. 31, 2022				374	705,488	(272,919)	(23,400)	(826)	59		408,776
Balance (in Shares) at Dec. 31, 2022	3,682,373,853	198,162,525	3,183,736,378							(696,800,000)
Share-based compensation				95	7,169						7,264
Share-based compensation (in Shares)	458,653,597	500,400,000	2,917,634,597
Disposition of continued operation								(18)			(18)
Appropriation of statutory reserve						(102)			102
Issuance of Class A Ordinary Shares and warrant				196	17,688						17,884
Issuance of Class A Ordinary Shares and warrant (in Shares)	1,958,581,000		1,958,581,000
Net loss						(3,651)		(2,770)			(6,421)
Foreign currency translation adjustments							(5,112)				(5,112)
Disposition of discontinued operation
Balance at Dec. 31, 2023				$ 665	$ 730,345	$ (276,672)	$ (28,512)	$ (3,614)	$ 161		$ 422,373
Balance (in Shares) at Dec. 31, 2023	6,099,608,450	698,562,525	6,101,370,975							(696,800,000)